Mergers and Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
MERGERS AND ACQUISITIONS

17. MERGERS AND ACQUISITIONS

Even Financial — On February 17, 2022, the Company completed its previously announced acquisition (the “Even Acquisition”) of Even Financial pursuant to the Amended and Restated Agreement and Plan of Merger, by and among the Company, Epsilon Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of the Company, Even Financial and Fortis Advisors LLC, a Delaware limited liability company, solely in its capacity as representative of the equityholders of Even Financial.

Even Financial digitally connects and matches consumers with real-time personalized financial product recommendations from banks, insurance and fintech companies on mobile apps, websites and other consumer touchpoints through its marketplace technology. Even Financial’s infrastructure leverages machine learning and advanced data science to solve a significant pain point in financial services customer acquisition, seamlessly bridging financial institutions and channel partners via its industry-leading API and embedded finance marketplaces.

The Even Acquisition strengthens MoneyLion’s platform by improving consumers’ abilities to find and access the right financial products to help them manage their financial lives. Even Financial’s growing network includes over 400 Product Partners and 500 Channel Partners, covering a breadth of financial services including loans, credit cards, mortgages, savings and insurance products. The Even Acquisition also expands MoneyLion’s addressable market, extends the reach of MoneyLion’s own products, diversifies its revenue mix and furthers MoneyLion’s ambition to be the premier financial super app for hardworking Americans.

At the closing of the Even Acquisition, the Company (i) issued to the equityholders of Even Financial an aggregate of 28,164,811 shares of the Company’s Series A Redeemable Convertible Preferred Stock, along with an additional 529,120 shares of Series A Redeemable Convertible Preferred Stock to advisors of Even Financial for transaction expenses, valued at $193,647, (ii) paid to certain Even Financial management equityholders approximately $14,514 million in cash and (iii) exchanged 8,883,228 options to acquire Even Financial common stock for 5,901,846 options to acquire MoneyLion Class A Common Stock, of which the vested portion at the acquisition date was valued at $8,963. The equityholders and advisors of Even Financial are also entitled to receive an additional payment from the Company of up to an aggregate of 8,000,000 shares of Series A Redeemable Convertible Preferred Stock, based on the attributed revenue of Even Financial’s business during the 13-month period commencing January 1, 2022 (the “Earnout”), and certain recipients of options to acquire shares of the Company’s Class A common stock are entitled to receive dividend equivalents in lieu of receiving Series A Redeemable Convertible Preferred Stock, subject to certain conditions (the “Preferred Stock Equivalents”). The combined value of the Earnout and Preferred Stock Equivalents was $45,336 as of the closing of the Even Acquisition. The total purchase price was approximately $271,030, subject to customary purchase price adjustments for working capital and inclusive of amounts used to repay approximately $5,703 of existing indebtedness of Even Financial and pay $2,868 of seller transaction costs.

The fair value of Even Financial’s acquired assets and liabilities were as follows:

February 17, 2022
Assets
Cash and cash equivalents	$4,501
Enterprise receivables	9,863
Property and equipment	441
Intangible assets	190,320
Goodwill	109,375
Other assets	3,354
Total assets	317,854
Liabilities and Equity
Liabilities:
Accounts payable and accrued liabilities	9,258
Other liabilities	37,566
Total liabilities	46,824
Net assets and liabilities acquired	$271,030

The Earnout and Preferred Share Equivalents were valued at $46,424 as of March 31, 2022, and were included in other liabilities on the consolidated balance sheet. The $368 change in fair value for the three months ended March 31, 2022 was included on the consolidated statement of operations as a component of the change in fair value of contingent consideration from mergers and acquisitions.

Due to the closing of the Even Acquisition occurring on February 17, 2022, there has not been sufficient time to finalize business combination accounting and related valuations of assets and liabilities acquired and consideration transferred as required by U.S. GAAP. Therefore, all balances recorded and disclosed as of March 31, 2022 are preliminary and subject to change.

The Company’s pro forma revenue and net loss for the three months ended March 31, 2022 and 2021 below have been prepared as if Even Financial had been purchased on January 1, 2021. The Company made certain pro forma adjustments related to amortization of intangible assets, intercompany activity and interest expense.

	Three Months Ended March 31,
	2022	2021
Revenue	$78,813	$41,603
Net loss	$(10,369)	$(82,357)

The unaudited pro forma financial information above is not necessarily indicative of what the Company’s consolidated results actually would have been if the Even Acquisition had been completed at January 1, 2021. In addition, the unaudited pro forma information above does not attempt to project the Company’s future results.

MALKA — On November 15, 2021, MoneyLion completed its acquisition (the “MALKA Acquisition”) of MALKA. MALKA is a creator network and content platform that provides digital media and content production services to us and to its own clients in entertainment, sports, gaming, live streaming and other sectors. The MALKA Acquisition accelerates MoneyLion’s ability to engage with consumers across all digital and emerging channels, allowing MoneyLion to directly connect with communities natively inside and outside of its existing platform. MoneyLion intends for MALKA to operate as an indirect, wholly-owned subsidiary of MoneyLion Inc. with MALKA’s pre-acquisition management team leading day-to-day operations.

The total purchase price of the MALKA Acquisition was approximately $52,685. MoneyLion issued 4,181,441 restricted shares of MoneyLion Class A Common Stock and paid $10,000 in cash to the sellers in exchange for all of the issued and outstanding membership interests of MALKA. MoneyLion also paid down $2,196 of MALKA debt facilities. The sellers may earn up to an additional $35 million payable in restricted shares of MoneyLion Class A Common Stock if MALKA’s revenue and EBITDA exceeds certain targets in 2021 and 2022. The $35 million payable in restricted shares based on 2021 and 2022 operating performance was valued at $11,782 as of the MALKA Acquisition.

The payable in restricted shares based on 2021 and 2022 operating performance was valued at $12,922 and $18,011 as of March 31, 2022 and December 31, 2021, respectively, and was included in other liabilities on the consolidated balance sheets. The $406 change in fair value for the three months ended March 31, 2022 was included on the consolidated statement of operations as a component of the change in fair value of contingent consideration from mergers and acquisitions.

The fair value of MALKA’s acquired assets and liabilities were as follows:

November 15, 2021
Assets
Cash and cash equivalents	$51
Other receivables	4,760
Property and equipment	1,281
Intangible assets	17,780
Goodwill	30,976
Other assets	98
Total assets	54,946
Liabilities and Equity
Liabilities:
Accounts payable and accrued liabilities	1,971
Other liabilities	290
Total liabilities	2,261
Net assets and liabilities acquired	$52,685

17. MERGERS AND ACQUISITIONS

MALKA — On November 15, 2021, MoneyLion completed its acquisition (the “MALKA Acquisition”) of MALKA. MALKA is a creator network and content platform that provides digital media and content production services to us and to its own clients in entertainment, sports, gaming, live streaming and other sectors. The MALKA Acquisition accelerates MoneyLion’s ability to engage with consumers across all digital and emerging channels, allowing MoneyLion to directly connect with communities natively inside and outside of its existing platform. MoneyLion intends for MALKA to operate as an indirect, wholly-owned subsidiary of MoneyLion Inc. with MALKA’s pre-acquisition management team leading day-to-day operations.

The total purchase price of the MALKA Acquisition was approximately $52,685. MoneyLion issued 4,181,441 restricted shares of MoneyLion Class A Common Stock and paid $10,000 in cash to the sellers in exchange for all of the issued and outstanding membership interests of MALKA. MoneyLion also paid down $2,196 of MALKA debt facilities. The sellers may earn up to an additional $35 million payable in restricted shares of MoneyLion Class A Common Stock if MALKA’s revenue and EBITDA exceeds certain targets in 2021 and 2022. The $35 million payable in restricted shares based on 2021 and 2022 operating performance was valued at $11,782 as of the acquisition.

As of December 31, 2021, the payable in restricted shares based on 2021 and 2022 operating performance was valued at $18,011 and was included in accounts payable and accrued liabilities on the consolidated balance sheet as of December 31, 2021. The $6,229 change in fair value since the MALKA Acquisition was included on the consolidated statement of operations as the change in fair value of contingent consideration from mergers and acquisitions.

The fair value of MALKA’s acquired assets and liabilities were as follows:

November 15, 2021
Assets
Cash and cash equivalents	$51
Property and equipment	1,281
Intangible assets	17,780
Goodwill	30,976
Other assets	4,858
Total assets	54,946
Liabilities and Equity
Liabilities:
Accounts payable and accrued liabilities	2,261
Total liabilities	2,261
Net assets and liabilities acquired	$52,685

Wealth Technologies Inc. — In December 2020, the Company acquired 100% of the outstanding common stock and Series A redeemable convertible preferred shares of Wealth Technologies, Inc. in exchange for 539,592 shares of the MoneyLion Series C-1 Redeemable Convertible Preferred Stock, representing total consideration of approximately $27,929, which provided the Company with WTI’s market-leading wealth management decisioning and administration technology. The co-founder and equity holder of WTI was a significant stockholder of Series A redeemable convertible preferred stock of Legacy MoneyLion and was the Chairman of the Legacy MoneyLion board of directors as of the date of the transaction. $6,130 of the total consideration was allocated to proprietary technology and $21,565 was allocated to goodwill.